UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022


13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ Phillipe Laffont               New York, NY                  2/14/05
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $361,891
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number         Name

1.   028-10522                    Coatue Capital, L.L.C.
2.   028-10553                    Coatue Offshore Fund, Ltd.
3.   028-10554                    Coatue Qualified Partners, L.P.
---  -------------------          --------------------------------


Coatue Management LLC
Form 13F Information


COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8

                                                           VALUE    SHRS OR    SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000) PRN AMT    PRN CALL  DISCRETN  MGRS   SOLE   SHARED       NONE
--------------                --------------   -----       ----------------    ---- ---  --------  ----   ----   ------       ----
ADOBE SYSTEMS INC              CMN             00724F101   10,512     167,552  SH        SHARED    1,2,3   0       167,552     0
AKAMAI TECHNOLOGIES INC        CMN             00971T101    4,125     316,604  SH        SHARED    1,2,3   0       316,604     0
AMDOCS LTD                     ORDINARY        G02602103   29,743   1,133,060  SH        SHARED    1,2,3   0     1,133,060     0
AMERICA MOVIL SA DE CV         SPONSOREDADR    02364W105    7,850     149,950  SH        SHARED    1,2,3   0       149,950     0
AMERICAN TOWER CORP            CMN             029912201   23,602   1,282,712  SH        SHARED    1,2,3   0     1,282,712     0
APPLE COMPUTER INC             CMN             037833100    7,715     119,800  SH        SHARED    1,2,3   0       119,800     0
AUTHENTIDATE HOLDING CORP      CMN             052666104      942     152,198  SH        SHARED    1,2,3   0       152,198     0
AVANEX CORP                    CMN             05348W109      238      71,998  SH        SHARED    1,2,3   0        71,998     0
BOSTON COMMUNICATIONS GROUP    CMN             100582105    4,254     460,434  SH        SHARED    1,2,3   0       460,434     0
CHINADOTCOM CORP               CMN CLASS A     G2108N109    1,057     229,236  SH        SHARED    1,2,3   0       229,236     0
CROWN CASTLE INTL CORP         CMN             228227104   15,703     943,698  SH        SHARED    1,2,3   0       943,698     0
CTRIP.COM INTERNATIONAL        ADR CMN         22943F100    9,926     215,685  SH        SHARED    1,2,3   0       215,685     0
DREAMWORKS ANIMATION INC       CMN CLASS A     26153C103   13,504     360,000  SH        SHARED    1,2,3   0       360,000     0
DRUGSTORE.COM INC              CMN             262241102      614     180,669  SH        SHARED    1,2,3   0       180,669     0
GLOBAL CROSSING LTD.           CMN             G3921A175       38     523,500  SH        SHARED    1,2,3   0       523,500     0
GLOBAL SIGNAL INC.             CMN             37944Q103   10,617     385,519  SH        SHARED    1,2,3   0       385,519     0
GOOGLE INC                     CLASS A         38259P508    7,904      41,000  SH        SHARED    1,2,3   0        41,000     0
IMAX CORP                      CMN             45245E109      453      54,963  SH        SHARED    1,2,3   0        54,963     0
IPASS INC                      CMN             46261V108    1,767     238,771  SH        SHARED    1,2,3   0       238,771     0
LA Z BOY INC                   CMN             505336107    3,461     225,202  SH        SHARED    1,2,3   0       225,202     0
LEVEL 3 COMMUNICATIONS INC     CMN             52729N100    5,022   1,481,365  SH        SHARED    1,2,3   0     1,481,365     0
MCI INC                        CMN             98157D304       46   2,778,900  SH        SHARED    1,2,3   0     2,778,900     0
MOTOROLA INC                   CMN             620076109   22,273   1,294,945  SH        SHARED    1,2,3   0     1,294,945     0
NDS GROUP PLC                  SPONSORED ADR   628891103    6,670     195,719  SH        SHARED    1,2,3   0       195,719     0
NEOWARE SYS INC                CMN             64065P102    2,783     298,890  SH        SHARED    1,2,3   0       298,890     0
NETEASE.COM INC                SPONSORED ADR   64110W102   13,608     257,141  SH        SHARED    1,2,3   0       257,141     0
NII HOLDINGS INC               CMN CLASS B     62913F201   10,906     229,848  SH        SHARED    1,2,3   0       229,848     0
OPEN TEXT CORP                 CMN             683715106    4,511     225,000  SH        SHARED    1,2,3   0       225,000     0
RESEARCH IN MOTION LTD         COMMON          760975102   15,074     182,897  SH        SHARED    1,2,3   0       182,897     0
SCANSOFT INC                   CMN             80603P107      297      70,784  SH        SHARED    1,2,3   0        70,784     0
SCHOLASTIC CORP                CMN             807066105    1,871      50,610  SH        SHARED    1,2,3   0        50,610     0
SECURE COMPUTING CORP          CMN             813705100      541      54,193  SH        SHARED    1,2,3   0        54,193     0
SIGMATEL INC                   CMN             82661W107    5,152     145,000  SH        SHARED    1,2,3   0       145,000     0
SINA CORP                      CMN             G81477104   35,170   1,097,015  SH        SHARED    1,2,3   0     1,097,015     0
SONUS NETWORK INC              CMN             835916107      771     134,510  SH        SHARED    1,2,3   0       134,510     0
SPECTRASITE INC                CMN             84761M104   13,076     225,831  SH        SHARED    1,2,3   0       225,831     0
TELESYSTEM INTL WIRELESS INC   NEW             879946606    5,127     458,162  SH        SHARED    1,2,3   0       458,162     0
TESSERA TECHNOLOGIES INC       CMN             88164L100   52,292   1,405,318  SH        SHARED    1,2,3   0     1,405,318     0
UTSTARCOM INC                  CMN             918076100    4,574     206,510  SH        SHARED    1,2,3   0       206,510     0
YAHOO! INC                     CMN             984332106    8,101     215,000  SH        SHARED    1,2,3   0       215,000     0
                                                          361,891


02984.0001 #547643